Starwood Mortgage Residential Trust 2022-1 ABS-15G

Exhibit 99.18

Exception Level
Run Date - XX/XX/XXXX

Recovco ID	ALT ID	Loan # 1	Project	Exception Category	Exception Sub-Category	Exception Status	Exception Grade	Loan Exception ID	Exception	Exception Detail	Exception Information	Seller Comments	Reviewer Comments	Exception Remediation
XXXXXXX	435171149	XXXXXXX	Nations Direct NonQM Securitization	Compliance	Disclosures	Active	2: Acceptable with Warnings	VSPDJDPJSS0-OMJP9SOP	Missing TRID RESPA Disclosures	* Missing TRID RESPA Disclosures (Lvl 2)	The Service Provider List issued on XX/XX/XXXX was not disclosed within 3 days of the application date,XX/XX/XXXX. As a result, fees that the borrower could shop for were tested under 10% tolerance. The defect can be resolved by providing the SPL that was provided to the consumer within 3 business days of application.
XXXXXXX	435171149	XXXXXXX	Nations Direct NonQM Securitization	Credit	Credit	Resolved	Resolved	VSPDJDPJSS0-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The URLA shows a new Nations Direct loan in the amount of $XXX but the file is missing the documentation for verify this new PITI payment.		XX/XX/XXXX: Cleared. Received note to confirm payment.	XX/XX/XXXX: Cleared. Received note to confirm payment.
XXXXXXX	435171808	XXXXXXX	Nations Direct NonQM Securitization	Compliance	Compliance	Resolved	Resolved	EB34JUGRQPM-AJUUGN04	ComplianceEase TRID Tolerance Test Failed	* ComplianceEase TRID Tolerance Test Failed (Lvl R)	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees on XX/XX/XXXXwas not accepted because a valid change of circumstance was not provided: Loan Discount Point. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).	XX/XX/XXXX COC(s) with change dates of XX/XX/XXXX & XX/XX/XXXX were provided	XX/XX/XXXX Cleared. The documentation provided was sufficient to resolve the finding.	XX/XX/XXXX Cleared. The documentation provided was sufficient to resolve the finding.
XXXXXXX	435171811	XXXXXXX	Nations Direct NonQM Securitization	Credit	Other Disclosures	Active	2: Acceptable with Warnings	KEINGE55UFI-QGZLW42M	Homeownership Counseling List	* Homeownership Counseling List (Lvl 2)	The Homeownership Counseling Disclosure (HOC) is missing. The defect can be cured by providing evidence that shows the disclosure was provided to the consumer within 3-business days of application, XX/XX/XXXX.The defect can be resolved by providing evidence showing the document was issued to the consumer within 3 buisness days of application
XXXXXXX	435171811	XXXXXXX	Nations Direct NonQM Securitization	Compliance	Compliance	Resolved	Resolved	KEINGE55UFI-AJUUGN04	ComplianceEase TRID Tolerance Test Failed	* ComplianceEase TRID Tolerance Test Failed (Lvl R)	This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) ) The decrease to lender credits on the disclosure issued on XX/XX/XXXXwas not accepted. Although the decrease appears to be valid, because a COC was not provided, auditor is unable to determine if the revised CD was disclosed within 3 business days of the decrease. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or by providing the date of the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).	XX/XX/XXXX COC provided.	XX/XX/XXXX cleared. COC provided.	XX/XX/XXXX cleared. COC provided.
XXXXXXX	435171813	XXXXXXX	Nations Direct NonQM Securitization	Compliance	Compliance	Active	2: Acceptable with Warnings	0ID25FFNZAE-MJ8JCGR2	Missing TRID RESPA Disclosures	* Missing TRID RESPA Disclosures (Lvl 2)	The Initial Escrow Account Statement is missing from the loan file. The defect can be cured by providing the IEAD.
XXXXXXX	435171814	XXXXXXX	Nations Direct NonQM Securitization	Compliance	Compliance	Resolved	Resolved	W1RBA1P32PR-UIP82IFC	TRID - Zero tolerance violation	* TRID - Zero tolerance violation (Lvl R)	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Points. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).	XX/XX/XXXX COC provided.	XX/XX/XXXX cleared. COC provided.	XX/XX/XXXX cleared. COC provided.
XXXXXXX	435171814	XXXXXXX	Nations Direct NonQM Securitization	Compliance	Compliance	Resolved	Resolved	W1RBA1P32PR-AJUUGN04	ComplianceEase TRID Tolerance Test Failed	* ComplianceEase TRID Tolerance Test Failed (Lvl R)	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) Because the loan failed the initial CD delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, the increase to the following fees on XX/XX/XXXX did not reset the baseline: Points - Loan Discount Fee. The violation may be cured if documentation is provided showing the disclosure was delivered timely.	XX/XX/XXXX Initial CD provided.	XX/XX/XXXX cleared. Initial CD provided.	XX/XX/XXXX cleared. Initial CD provided.
XXXXXXX	435171814	XXXXXXX	Nations Direct NonQM Securitization	Compliance	Compliance	Resolved	Resolved	W1RBA1P32PR-ZXW1VRQZ	TRID- Initial CD delivery date test fail	* TRID- Initial CD delivery date test fail (Lvl R)	This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued XX/XX/XXXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, the E-consent is required as well.	XX/XX/XXXX Initial CD provided.	XX/XX/XXXX cleared. Initial CD provided.	XX/XX/XXXX cleared. Initial CD provided.
XXXXXXX	435171817	XXXXXXX	Nations Direct NonQM Securitization	Credit	Doc Issue	Resolved	Resolved	R5CXF2EKMG1-OPN6CQBU	Application Missing	* Application Missing (Lvl R)	The final URLA is missing from the file.		XX/XX/XXXX: Cleared. Final signed 1003 received.	XX/XX/XXXX: Cleared. Final signed 1003 received.
XXXXXXX	435171818	XXXXXXX	Nations Direct NonQM Securitization	Credit	Credit	Resolved	Resolved	TCDYCNC0JW2-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The file is missing the CD from the sale of the borrowers departure residence to confirm the source of funds for the check p. 65 in the amount of $XXX		XX/XX/XXXX Cleared. Document received.	XX/XX/XXXX Cleared. Document received.
XXXXXXX	435171821	XXXXXXX	Nations Direct NonQM Securitization	Compliance	Compliance	Active	2: Acceptable with Warnings	BOIHKV2UCAQ-218OB3NA	Missing TRID Reimbursement Documentation (for requ	* Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) (Lvl 2)	This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on XX/XX/XXXX was provided more than 60 calendar days after the consummation date, XX/XX/XXXX. Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.
XXXXXXX	435171821	XXXXXXX	Nations Direct NonQM Securitization	Credit	Doc Issue	Resolved	Resolved	BOIHKV2UCAQ-OPN6CQBU	Application Missing	* Application Missing (Lvl R)	The loan file is missing a Final 1003. The Initial Loan Application (page 21) is incomplete. The initial Loan Application lists a total of 16 properties excluding the subject property, and none of the mortgages appearing on the Credit Report are matched to any of the properties on the initial Loan Application. The initial Loan Application lists taxes and insurance for some of the properties and not others. The loan file lacks an application detailing which mortgage on the Credit Report goes with each of the borrower's REO. The DTI can not be calculated without a fully completed Loan Application.	XX/XX/XXXX: Not Cleared. The application provided is not signed.
XX/XX/XXXX: Not cleared. The application received does not provide the accurate mortgage information for completion of the schedule of real estate to match mortgages to the 16 properties that the borrower owns, nor is the application signed by the borrower. Final calculations are withstanding the need for all mortgages, taxes and insurance to be provided and calculated.	XX/XX/XXXX: Not Cleared. The application provided is not signed.
XX/XX/XXXX: Not cleared. The application received does not provide the accurate mortgage information for completion of the schedule of real estate to match mortgages to the 16 properties that the borrower owns, nor is the application signed by the borrower. Final calculations are withstanding the need for all mortgages, taxes and insurance to be provided and calculated.

														XX/XX/XXXX Cleared. Documentation provided was sufficient to validate calculations.
XXXXXXX	435171821	XXXXXXX	Nations Direct NonQM Securitization	Compliance	Compliance	Resolved	Resolved	BOIHKV2UCAQ-DADZZYZO	Missing evidence of TRID Disclosure Delivery	* Missing evidence of TRID Disclosure Delivery (Lvl R)	There is no evidence of a revised CD provided to the non-borrower. Per regulation, CD(s) must be provided to all who have the right to rescind. The defect can be resolved by providing evidence showing the non-borrower received the disclosure timely. If disclosure was received electronically, the Econsent is required as well.	XX/XX/XXXX Non-borrower wet signed initial CD provided.	XX/XX/XXXXNot cleared. Although the initial CD dated XX/XX/XXXX is esigned by the non-borrower, proof of the Econsent is required as well.

XX/XX/XXXX***Not cleared*** Although the initial CD dated XX/XX/XXXX is esigned by the non-borrower, proof of the Econsent is required as well.

XX/XX/XXXX cleared. Non-borrower wet signed initial CD provided.	XX/XX/XXXXNot cleared. Although the initial CD dated XX/XX/XXXX is esigned by the non-borrower, proof of the Econsent is required as well.

XX/XX/XXXX***Not cleared*** Although the initial CD dated XX/XX/XXXX is esigned by the non-borrower, proof of the Econsent is required as well.

														XX/XX/XXXX cleared. Non-borrower wet signed initial CD provided.
XXXXXXX	435171821	XXXXXXX	Nations Direct NonQM Securitization	Compliance	Doc Issue	Resolved	Resolved	BOIHKV2UCAQ-Q2HOX7RO	Not all title holders executed ROR	* Not all title holders executed ROR (Lvl R)	The file contains no evidence that the Right to Cancel was provided to the non-borrower. The defect can be cured by providing the document.	Notice of Right to Cancel was received	XX/XX/XXXX***Cleared***The documentation provided is sufficient to resolve the finding.	XX/XX/XXXX***Cleared***The documentation provided is sufficient to resolve the finding.
XXXXXXX	435171821	XXXXXXX	Nations Direct NonQM Securitization	Compliance	Compliance	Resolved	Resolved	BOIHKV2UCAQ-AJUUGN04	ComplianceEase TRID Tolerance Test Failed	* ComplianceEase TRID Tolerance Test Failed (Lvl R)	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase/addition to the following fees onXX/XX/XXXXwas not accepted because a valid change of circumstance was not provided: Appraisal Fee $XXX. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).	LOE, PCCD, Refund Check for $XXX.00.	XX/XX/XXXX1***Not cleared***The documentation provided is not sufficient to resolve the finding. Although a copy of the refund check was provided, additional information is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

XX/XX/XXXX Not cleared. The documentation provided is not sufficient to resolve the finding. Although a copy of the LOE, PCCD and refund check were provided, a copy of proof of delivery (mailing Label) is required.	XX/XX/XXXX1***Not cleared***The documentation provided is not sufficient to resolve the finding. Although a copy of the refund check was provided, additional information is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

XX/XX/XXXX Not cleared. The documentation provided is not sufficient to resolve the finding. Although a copy of the LOE, PCCD and refund check were provided, a copy of proof of delivery (mailing Label) is required.

														XX/XX/XXXX: Cleared. Verification of delivery provided.
XXXXXXX	435171822	XXXXXXX	Nations Direct DSCR Securitization	Credit	Legal Docs	Resolved	Resolved	0JN250T0DND-ICFS0F7B	Trust Agreement	* Fully executed Trust Agreement is missing (Lvl R)	The loan file was missing the Trust Documents or Certificate of Trust for the borrower "XXX XXX XX/XX/XXXX" Provide the full Trust Documents or Certificate of Trust for review.		XX/XX/XXXX: Cleared, documentation provided.	XX/XX/XXXX: Cleared, documentation provided.
XXXXXXX	435171822	XXXXXXX	Nations Direct DSCR Securitization	Credit	Doc Issue	Resolved	Resolved	0JN250T0DND-BAXAUT3E	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The Title Commitment was missing the proposed mortgagee insurance coverage amount. Provide the Final Title Policy for review.		XX/XX/XXXX: Cleared, documentation provided.	XX/XX/XXXX: Cleared, documentation provided.
XXXXXXX	435171824	XXXXXXX	Nations Direct DSCR Securitization	Credit	Doc Issue	Resolved	Resolved	M1Q03BODE1O-BAXAUT3E	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The Preliminary Title work was missing the proposed mortgagee insurance coverage amount, pages beginning 462. Provide the Final Title Policy for review.		XX/XX/XXXX: Cleared, documentation Provided	XX/XX/XXXX: Cleared, documentation Provided
XXXXXXX	435171824	XXXXXXX	Nations Direct DSCR Securitization	Credit	Credit	Resolved	Resolved	M1Q03BODE1O-JE421Y2Y	Borrower(s) Hazard Insurance Requirements (Fail)	* Borrower(s) Hazard Insurance Requirements (Fail) (Lvl R)	The loan file was missing hazard insurance coverage documentation from the carrier. The loan closed on an Agent's Binder/Certificate only, page 458. Provide the hazard insurance policy or declarations page from Standard Fire Insurance Company for review.		XX/XX/XXXX: Cleared documentation provided.	XX/XX/XXXX: Cleared documentation provided.
XXXXXXX	435171829	XXXXXXX	Nations Direct NonQM Securitization	Compliance	Disclosures	Active	2: Acceptable with Warnings	1JICGWYBSGP-OMJP9SOP	Missing TRID RESPA Disclosures	* Missing TRID RESPA Disclosures (Lvl 2)	The Service Provider List issued on XX/XX/XXXX was not disclosed within 3 days of the application date,XX/XX/XXXX. As a result, fees that the borrower could shop for were tested under 10% tolerance. The defect can be resolved by providing the SPL that was provided to the consumer within 3 business days of application.
XXXXXXX	435171831	XXXXXXX	Nations Direct NonQM Securitization	Credit	Credit	Resolved	Resolved	3G0ONW1T24Y-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The XXX # ***XXX was omitted for the DTI calculation. Sufficient documentation not provided to omit this loan. The XXX p. 134. reflects borrower was guarantor on 2 loans. Missing documentation to support the omitted loan is the loan on the ex-wifes property.		XX/XX/XXXX: Cleared. Received the Divorce Decree, a processors certification and the credit bureau on the XXX for the ex wife.	XX/XX/XXXX: Cleared. Received the Divorce Decree, a processors certification and the credit bureau on the XXX for the ex wife.
XXXXXXX	435171833	XXXXXXX	Nations Direct NonQM Securitization	Compliance	Compliance	Resolved	Resolved	KTYMFGOPH1S-OHRJB5B0	ComplianceEase TILA Test Failed	* ComplianceEase TILA Test Failed (Lvl R)	This loan failed the TILA finance charge test. The loan is understated by $XXX. The following fees were included in the calculation: Mortgage Broker Fee $XXX, Title- Closing Fee $XXX, Title- Electronic Recording Service $XXX, Underwriting Fee $XXX. The defect can be cured by reimbursing the consumer or providing information as to why the violation is invalid.			XX/XX/XXXX: Lender provided curing documentation and proof of delivery. Condition resolved.
XXXXXXX	435171833	XXXXXXX	Nations Direct NonQM Securitization	Compliance	Compliance	Resolved	Resolved	KTYMFGOPH1S-AJUUGN04	ComplianceEase TRID Tolerance Test Failed	* ComplianceEase TRID Tolerance Test Failed (Lvl R)	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Appraisal Field Review. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).	XX/XX/XXXX PCCD, mailing label, copy of refund, and LOE provided.	XX/XX/XXXX Not cleared. Although the COC disclosure was provided, an allowable explanation for the increase of the Appraisal Field Review from $XXX to $XXX was not included. Please provide reason for increase. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

XX/XX/XXXX cleared. PCCD, mailing label, copy of refund, and LOE provided.	XX/XX/XXXX Not cleared. Although the COC disclosure was provided, an allowable explanation for the increase of the Appraisal Field Review from $XXX to $XXX was not included. Please provide reason for increase. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

														XX/XX/XXXX cleared. PCCD, mailing label, copy of refund, and LOE provided.
XXXXXXX	435171834	XXXXXXX	Nations Direct NonQM Securitization	Compliance	Compliance	Resolved	Resolved	OH1YP2X0SQJ-ZXW1VRQZ	TRID- Initial CD delivery date test fail	* TRID- Initial CD delivery date test fail (Lvl R)	This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ). The initial CD is missing from the loan file. The earliest CDs provided were issuedXX/XX/XXXX. One was signed at consummation. The other was unsigned, and without evidence of receipt, it is assumed that it was mailed, and therefore not received by the conusmer 3 business days prior to the conumsation date. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, the E-consent is required as well.	XX/XX/XXXX Signed initial CD dated XX/XX/XXXX provided.	XX/XX/XXXX cleared. Signed initial CD dated XX/XX/XXXX provided.	XX/XX/XXXX cleared. Signed initial CD dated XX/XX/XXXX provided.
XXXXXXX	435171836	XXXXXXX		Credit	Credit	Resolved	Resolved	F4K001CZUAX-N82WOOQJ	Guidelines	* Missing Documentation (Lvl R)	The loan file was missing the 12 month VOM for the related-party seller's XXX , page 117, on the subject property per Non-Arm's Length Purchase guidelines, GL page 12. Provide the required 12 month payment history for the XXX for review.		XX/XX/XXXX: Cleared, documentation provided	XX/XX/XXXX: Cleared, documentation provided
XXXXXXX	435171836	XXXXXXX	Nations Direct DSCR Securitization	Credit	Credit	Resolved	Resolved	F4K001CZUAX-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The loan file was missing the Third-Party Appraisal Product.		XX/XX/XXXX: Cleared, documentation provided.	XX/XX/XXXX: Cleared, documentation provided.
XXXXXXX	435171837	XXXXXXX	Nations Direct NonQM Securitization	Credit	Credit	Resolved	Resolved	EZGIEFIBC0R-HZ5671LK	Missing Doc	* Missing Doc (Lvl R)	Docs dated XX/XX/XXXX but DOT, final CD, Final 1003 and it seems all other closing docs were not signed until XX/XX/XXXX. It is not clear if the note was signed on the XXX later as it is not notarized nor date on the signature line. The Notice of right to rescind has the XXX crossed out and the XXX written in with the rescission period up midnight theXXX which means that the loan could not disburse until the XXXX. The most recent cd in file has funding date/disbursement date as the 16th.
One of the Deed of Trust signed copies has subject city crossed out and corrected to XXX. County ofXXX tax cert reflects XXX and the subject city with mailing address asXXX. All of the documents need to be USPS compliant. Unknown if the correct DOT was recorded.
											No copies of any documents/quit claims are in file to show the removal of XXX and XXX from title. The DOT just reflects XXX.		XX/XX/XXXX Cleared, documentation provided	XX/XX/XXXX Cleared, documentation provided
XXXXXXX	435171837	XXXXXXX	Nations Direct NonQM Securitization	Credit	Credit	Resolved	Resolved	EZGIEFIBC0R-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	Questionable Occupancy of the subject property. Appraisal reflects the subject property is tenant occupied, however driver license and bank statements reflect the subject property address. On XX/XX/XXXX the appraiser added a comment that per the borrower the property is owner occupied. Additional documentation required to show that the borrower lives at this location IE utility bill. The appraiser completed a comparable rent schedule and indicated the rentals on the location map.		XX/XX/XXXX: Cleared. The loan file shows the following items to support the home is owner occupied. It is unclear why the appraiser marked tenant occupied. The HO Ins. is full coverage and not a rental property. The borrowers driver license and bank statements reflect the subject property address.	XX/XX/XXXX: Cleared. The loan file shows the following items to support the home is owner occupied. It is unclear why the appraiser marked tenant occupied. The HO Ins. is full coverage and not a rental property. The borrowers driver license and bank statements reflect the subject property address.
XXXXXXX	435171837	XXXXXXX	Nations Direct NonQM Securitization	Compliance	Doc Issue	Resolved	Resolved	EZGIEFIBC0R-EOCDDTAJ	ROR funding date before end of required rescission	* ROR funding date before end of required rescission period (Lvl R)	"The loan failed the Right of Rescission test. The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. Consummation took place onXX/XX/XXXXand per the last revised CD/PCCD issued on XX/XX/XXXX, the loan disbursed on XX/XX/XXXX. Loan could not disburse until after the end of the rescission period; rescission ended on XX/XX/XXXX. The defect can be cured by providing the true funding date. "	XX/XX/XXXX FINAL CD AND SETTELEMENT STATEMENT TO SUPPORT FUNDS DISBURSED AFTER RESCISSION PERIOD EXPIRATION	XX/XX/XXXX Cleared. The documentation provided is sufficient to resolve the finding.	XX/XX/XXXX Cleared. The documentation provided is sufficient to resolve the finding.
XXXXXXX	435171838	XXXXXXX	Nations Direct NonQM Securitization	Credit	Guidelines	Resolved	Resolved	RKUBBJNTEDG-JLS636HP	Income documentation does not meet guidelines	* Income documentation does not meet guidelines (Lvl R)	Loan approved with 12 months bank statements, however missing the XX XXXX bank statement in the file.	XX/XX/XXXX Not CLeared. The Bankstatment received was for XX XXXX, the request was for XX, which was not received and is needed for full 12 months statements.
XX/XX/XXXX: Cleared. Documentation received.	XX/XX/XXXX Not CLeared. The Bankstatment received was for XX XXXX, the request was for July, which was not received and is needed for full 12 months statements.
														XX/XX/XXXX: Cleared. Documentation received.
XXXXXXX	435171838	XXXXXXX	Nations Direct NonQM Securitization	Compliance	Compliance	Resolved	Resolved	RKUBBJNTEDG-AJUUGN04	ComplianceEase TRID Tolerance Test Failed	* ComplianceEase TRID Tolerance Test Failed (Lvl R)	"This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase/addition to the following fees on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Discount Points and lender credit decrease. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label). "	COC	XX/XX/XXXX Cleared. The disclosure tracing reasons resolved the tolerance violation.	XX/XX/XXXX Cleared. The disclosure tracing reasons resolved the tolerance violation.
XXXXXXX	435171838	XXXXXXX	Nations Direct NonQM Securitization	Credit	Credit	Resolved	Resolved	RKUBBJNTEDG-F5KBXJVS	Special information booklet is Missing	* Special information booklet is Missing (Lvl R)	The Home Loan Toolkit is missing. Per Regulation, the Home Loan Toolkit must be provided to the borrower in connection with all purchase loans. The defect may be cured by providing evidence that shows the consumer received the disclosure within 3 days of the application date, XX/XX/XXXX.	XX/XX/XXXX Evidence of Toolkit "sent" date provided.	XX/XX/XXXX Not cleared. Although a copy of the toolkit was provided, there is no date appearing on the document nor is there a disclosure tracking detailed report showing the disclosure was sent to the consumer.

XX/XX/XXXX Cleared. The documentation provided is sufficient to resolve the finding.	XX/XX/XXXX Not cleared. Although a copy of the toolkit was provided, there is no date appearing on the document nor is there a disclosure tracking detailed report showing the disclosure was sent to the consumer.

														XX/XX/XXXX Cleared. The documentation provided is sufficient to resolve the finding.
XXXXXXX	435171839	XXXXXXX	Nations Direct NonQM Securitization	Compliance	Compliance	Resolved	Resolved	KQQH5ARUBFE-AJUUGN04	ComplianceEase TRID Tolerance Test Failed	* ComplianceEase TRID Tolerance Test Failed (Lvl R)	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the appraisal fee on XX/XX/XXXX was not accepted because the change was not disclosed within 3-business days. The change occurred on XX/XX/XXXX; however, the disclosure was not issued until XX/XX/XXXX. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing evidence that the change was disclosed within 3-business days. If curing with a reimbursement, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).	XX/XX/XXXX Initial CD and COC provided.	XX/XX/XXXX cleared. Initial CD and COC provided.	XX/XX/XXXX cleared. Initial CD and COC provided.
XXXXXXX	435171839	XXXXXXX	Nations Direct NonQM Securitization	Compliance	Disclosures	Resolved	Resolved	KQQH5ARUBFE-OMJP9SOP	Missing TRID RESPA Disclosures	* Missing TRID RESPA Disclosures (Lvl R)	This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ). The initial CD is missing from the loan file. The only CD provided was issued XX/XX/XXXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, the E-consent is required as well.	XX/XX/XXXX Initial CD and COC provided.	XX/XX/XXXX cleared. Initial CD and COC provided.	XX/XX/XXXX cleared. Initial CD and COC provided.
XXXXXXX	435171844	XXXXXXX	Nations Direct NonQM Securitization	Valuation	ValuationWaterfall	Resolved	Resolved	UIX5UZRSCOX-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Value not supported with a CU Score of 3.0. Third Party valuation required.			XX/XX/XXXXCDA with supporting value provided. Condition Cleared.
XXXXXXX	435171845	XXXXXXX	Nations Direct NonQM Securitization	Compliance	Compliance	Resolved	Resolved	1RLJPQH5LVZ-AJUUGN04	ComplianceEase TRID Tolerance Test Failed	* ComplianceEase TRID Tolerance Test Failed (Lvl R)	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase/addition to the following fees on XX/XX/XXXXwas not accepted because a valid change of circumstance was not provided: Points-Loan Discount Fee. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).	XX/XX/XXXX LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery were provided.	XX/XX/XXXX Cleared. The documentation provided is sufficient to resolve the finding.	XX/XX/XXXX Cleared. The documentation provided is sufficient to resolve the finding.
XXXXXXX	435171847	XXXXXXX	Nations Direct NonQM Securitization	Compliance	Disclosures	Active	2: Acceptable with Warnings	Z54Z5CWRFLJ-OMJP9SOP	Missing TRID RESPA Disclosures	* Missing TRID RESPA Disclosures (Lvl 2)	The Service Provider List issued on XX/XX/XXXXwas not disclosed within 3 days of the application date, XX/XX/XXXX. As a result, fees that the borrower could shop for were tested under 10% tolerance. The defect can be resolved by providing the SPL that was provided to the consumer within 3 business days of application.
XXXXXXX	435171850	XXXXXXX	Nations Direct NonQM Securitization	Compliance	Compliance	Resolved	Resolved	Y3M2PREWNEJ-AJUUGN04	ComplianceEase TRID Tolerance Test Failed	* ComplianceEase TRID Tolerance Test Failed (Lvl R)	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fee on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Points. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).		XX/XX/XXXX Cleared -The documentation provided is sufficient to resolve the finding.	XX/XX/XXXX Cleared -The documentation provided is sufficient to resolve the finding.
XXXXXXX	435171850	XXXXXXX	Nations Direct NonQM Securitization	Compliance	Compliance	Resolved	Resolved	Y3M2PREWNEJ-OHRJB5B0	ComplianceEase TILA Test Failed	* ComplianceEase TILA Test Failed (Lvl R)	This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ). The finance charge is $XXX. The disclosed finance charge of $XXX is not considered accurate because it is understated by more than $XXX. The Loan data indicates fees of $XXX, whereas the comparison data indicates fees of $XXX resulting in a variance of $$XXX.		XX/XX/XXXX Cleared -The documentation provided is sufficient to resolve the finding.	XX/XX/XXXX Cleared -The documentation provided is sufficient to resolve the finding.
XXXXXXX	435171854	XXXXXXX	Nations Direct NonQM Securitization	Valuation	ValuationWaterfall	Resolved	Resolved	KUE2GNWVTXG-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	A Desktop Analysis in the loan file (page 446) reflected a CDA Value of $XXX with a "Low" Risk score.			XX/XX/XXXXCleared- Desktop Analysis in file
XXXXXXX	435171854	XXXXXXX	Nations Direct NonQM Securitization	Credit	Title	Resolved	Resolved	KUE2GNWVTXG-PDG29BNK	Lien Identified From 3rd Party Report	* Lien Identified From 3rd Party Report (Lvl R)	The Loan Application (page 16) reflects a Solar loan with an unpaid balance of $XXX and a monthly payment of $XXX. A Loan Agreement in the loan file dated XX/XX/XXXX (page 429) verifies the information on the Loan Application. The Title Commitment (page 523) reflects a UCC Financing Statement, Recording Date XX/XX/XXXX. A Credit Supplement in the loan file (page 175) states that the account has been paid in full as ofXX/XX/XXXX. The loan file is missing a Copy of the Release.		XX/XX/XXXX: Cleared. Documents requested received.	XX/XX/XXXX: Cleared. Documents requested received.
XXXXXXX	435171856	XXXXXXX	Nations Direct NonQM Securitization	Compliance	Compliance	Resolved	Resolved	QVU0XRXJCUH-DADZZYZO	Missing evidence of TRID Disclosure Delivery	* Missing evidence of TRID Disclosure Delivery (Lvl R)	This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ). The initial CD is missing from the loan file. The only CD provided was issued XX/XX/XXXXand signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, the E-consent is required as well.	XX/XX/XXXX CD issued XX/XX/XXXX was provided.	XX/XX/XXXX Cleared. The documentation provided is sufficient to resolve the finding.	XX/XX/XXXX Cleared. The documentation provided is sufficient to resolve the finding.
XXXXXXX	435171856	XXXXXXX	Nations Direct NonQM Securitization	Compliance	Compliance	Resolved	Resolved	QVU0XRXJCUH-AJUUGN04	ComplianceEase TRID Tolerance Test Failed	* ComplianceEase TRID Tolerance Test Failed (Lvl R)	This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) ) The lender credit decreased on the CD issued on XX/XX/XXXXwithout a valid change of circumstance. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or by providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).	XX/XX/XXXX COC with change date XX/XX/XXXX was provided.	XX/XX/XXXX Cleared. The documentation provided is sufficient to resolve the finding.	XX/XX/XXXX Cleared. The documentation provided is sufficient to resolve the finding.
XXXXXXX	435171857	XXXXXXX	Nations Direct NonQM Securitization	Income	Income	Resolved	Resolved	OF35KD2CL0Y-TFI3BVP1	Employment	* Employment Information Incomplete (Lvl R)	A printout in the loan file from the Corporations Division (page 255 - 256) showed all of the following; that the business was formed XX/XX/XXXX, that the borrower is the CEO, and that the business is active. The loan file is missing documentation showing the percentage of ownership as there are 2 other officers listed in the printout.		XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.
XXXXXXX	435171859	XXXXXXX	Nations Direct NonQM Securitization	Valuation	ValuationWaterfall	Resolved	Resolved	FPRVCUYTC2C-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	The appraised value of $XXX is supported by a second appraisal p. 558 and XXX desk review p. 643.			XX/XX/XXXX Cleared. CDA located. Condition Cleared.
XXXXXXX	435171860	XXXXXXX	Nations Direct NonQM Securitization	Compliance	Compliance	Resolved	Resolved	MHEJ1X3VEJV-AJUUGN04	ComplianceEase TRID Tolerance Test Failed	* ComplianceEase TRID Tolerance Test Failed (Lvl R)	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase/addition to the following fees: Discount Points and Transfer Taxes on XX/XX/XXXXwas not accepted because a valid change of circumstance was not provided: $XXX and $XXX, totaling $XXX. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label). PLEASE NOTE: A reimbursement was given at consummation for $XXX, a balance of $XXX is required.	XX/XX/XXXX COC provided.	XX/XX/XXXX cleared. COC provided.	XX/XX/XXXX cleared. COC provided.
XXXXXXX	435171860	XXXXXXX	Nations Direct NonQM Securitization	Compliance	Compliance	Resolved	Resolved	MHEJ1X3VEJV-MJ8JCGR2	Missing TRID RESPA Disclosures	* Missing TRID RESPA Disclosures (Lvl R)	The initial disclosures provided in the loan file were electronically signed and evidence of E-consent is missing for the non-borrower spouse. Per regulation, the consumers must consent to receiving documents electronically. The defect can be resolved by providing the consumer's consent for the non-borrower spouse.	XX/XX/XXXX evidence of E-consent is provided for the non-borrower spouse.	XX/XX/XXXX not cleared. Initial CD was eSigned by non-borrower, however, eConsent was not provided. Tracking provided doesn't indicate XXX eSigned the disclosure. The defect can be resolved by providing the consumer's consent for the non-borrower spouse.

XX/XX/XXXX Cleared. The documentation provided is sufficient to resolve the finding.
XX/XX/XXXX not cleared. Initial CD was eSigned by non-borrower, however, eConsent was not provided. Tracking provided doesn't indicate XXX eSigned the disclosure. The defect can be resolved by providing the consumer's consent for the non-borrower spouse.

XX/XX/XXXX Cleared. The documentation provided is sufficient to resolve the finding.

XXXXXXX	435171861	XXXXXXX	Nations Direct NonQM Securitization	Compliance	Compliance	Resolved	Resolved	FOZ50AC2LJD-DADZZYZO	Missing evidence of TRID Disclosure Delivery	* Missing evidence of TRID Disclosure Delivery (Lvl R)	The file does not contain evidence that a CD was provided on the day the mortgage was signed and notarized. The last CD available in the file was issued onXX/XX/XXXX and received by the consumer onXX/XX/XXXX. If a CD was provided at consummation, provide for testing. If CD was received electronically, please provide evidence of receipt as well as the e-Consent.	XX/XX/XXXX CD issued XX/XX/XXXX provided.	XX/XX/XXXX Not cleared. The file does not contain evidence that a CD was provided on the day the mortgage was signed and notarized. The last CD available in the file was issued onXX/XX/XXXX and received by the consumer onXX/XX/XXXX. If a CD was provided at consummation, provide for testing. If CD was received electronically, please provide evidence of receipt as well as the e-Consent.

XX/XX/XXXX cleared. CD issued XX/XX/XXXX provided.	XX/XX/XXXX Not cleared. The file does not contain evidence that a CD was provided on the day the mortgage was signed and notarized. The last CD available in the file was issued onXX/XX/XXXX and received by the consumer onXX/XX/XXXX. If a CD was provided at consummation, provide for testing. If CD was received electronically, please provide evidence of receipt as well as the e-Consent.

														XX/XX/XXXX cleared. CD issued XX/XX/XXXX provided.
XXXXXXX	435171862	XXXXXXX	Nations Direct NonQM Securitization	Valuation	Value	Active	2: Acceptable with Warnings	F0EWZQJNTQI-BG9BY1ON	Property listed for sale in past 12 months	* Property listed for sale in past 12 months (Lvl 2)	Property was listed for sale XX/XX/XXXX. Letter in file on page 123 indicates the property was taken off the market and borrower now intends to use as a rental property.
XXXXXXX	435171865	XXXXXXX	Nations Direct NonQM Securitization	Compliance	Compliance	Resolved	Resolved	PKLZEI2M4SN-AJUUGN04	ComplianceEase TRID Tolerance Test Failed	* ComplianceEase TRID Tolerance Test Failed (Lvl R)	This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) ) The lender credit decreased on the CD issued on XX/XX/XXXX without a valid change of circumstance. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or by providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).	XX/XX/XXXX See valid COC	XX/XX/XXXX Cleared -The documentation provided is sufficient to resolve the finding.	XX/XX/XXXX Cleared -The documentation provided is sufficient to resolve the finding.
XXXXXXX	435171866	XXXXXXX	Nations Direct NonQM Securitization	Compliance	Compliance	Resolved	Resolved	MWZ1VXLNWV1-DADZZYZO	Missing evidence of TRID Disclosure Delivery	* Missing evidence of TRID Disclosure Delivery (Lvl R)	This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued XX/XX/XXXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, the E-consent is required as well.	XX/XX/XXXX CD issued XX/XX/XXXX was provided	XX/XX/XXXX Cleared. The documentation provided is sufficient to resolve the finding.	XX/XX/XXXX Cleared. The documentation provided is sufficient to resolve the finding.
XXXXXXX	435171866	XXXXXXX	Nations Direct NonQM Securitization	Compliance	Compliance	Resolved	Resolved	MWZ1VXLNWV1-AJUUGN04	ComplianceEase TRID Tolerance Test Failed	* ComplianceEase TRID Tolerance Test Failed (Lvl R)	This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) ) The lender credit decreased on the CD issued on XX/XX/XXXX without a valid change of circumstance. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or by providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).	XX/XX/XXXX CD issued XX/XX/XXXXwas provided	XX/XX/XXXX Cleared. The documentation provided is sufficient to resolve the finding.	XX/XX/XXXX Cleared. The documentation provided is sufficient to resolve the finding.
XXXXXXX	435171868	XXXXXXX	Nations Direct NonQM Securitization	Compliance	Compliance	Resolved	Resolved	JP5IZSDTNOT-OHRJB5B0	ComplianceEase TILA Test Failed	* ComplianceEase TILA Test Failed (Lvl R)	The finance charge is $XXX. The disclosed finance charge of $XXX is not considered accurate because it is understated by more than $XXX. The loan is understated by $XXX. The following fees were included in the calculation: Appraisal Reimbursment $XXX, Appraisal Field Review $XXX, Attorney Review Fee $XXX. The defect can be cured by reimbursing the consumer or providing informaton as to why the violation is invalid.

											This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $XXX. The disclosed finance charge of $XXX is not considered accurate because it is understated by more than $XXX. The loan is understated by $XXX. The following fees were included in the calculation Mortgage Broker Fee paid by Borrower: $XXX Prepaid Interest paid by Borrower: $XXX, Title - Settlement Fee paid by Borrower: $XXX, Underwriting Fee paid by Borrower: $XXX. The defect can be cured by reimbursing the consumer or providing information as to why the violation is invalid.		XX/XX/XXXX Cleared- The documentation provided is sufficient to resolve the finding.	XX/XX/XXXX Cleared- The documentation provided is sufficient to resolve the finding.
XXXXXXX	435171868	XXXXXXX	Nations Direct NonQM Securitization	Credit	Credit	Resolved	Resolved	JP5IZSDTNOT-IAW403JB	Occupancy- Potential Occupancy Misrepresentation	* Occupancy- Potential Occupancy Misrepresentation (Lvl R)	The subject and the departing residence are less than 2 miles away from each other. The departing res sits on a XXX ac. Lot. XXX sq livable area and is owned free and clear. Lender did not obtain a motivation letter from the borr explaining the reason for downsizing. Pg. 65 - LOX - the EMD was paid from the daughter's account.		XX/XX/XXXX Cleared- The documentation provided is sufficient to resolve the finding.	XX/XX/XXXX Cleared- The documentation provided is sufficient to resolve the finding.
XXXXXXX	435171869	XXXXXXX	Nations Direct NonQM Securitization	Compliance	Compliance	Resolved	Resolved	Y3ET25VEEY2-TRKLWKHN	ComplianceEase Risk Indicator is "Moderate"	* ComplianceEase Risk Indicator is "Moderate" (Lvl R)	Compliance Ease indicator "Moderate" No issue.
XXXXXXX	435171869	XXXXXXX	Nations Direct NonQM Securitization	Compliance	Compliance	Resolved	Resolved	Y3ET25VEEY2-A4FROFQC	ComplianceEase Exceptions Test Failed	* ComplianceEase Exceptions Test Failed (Lvl R)	The initial CD issued on XX/XX/XXXX was not received by the consumer 3-business days prior to consummation and a waiver was not provided. The defect can be cured by providing evidence that shows the consumer received the disclosure 3-business days prior to consummation or a waiver stating why consummation took place prior to the 3-day rule. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX. The defect can be cured by providing evidence that shows the consumer received the disclosure 3-business days prior to consummation. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.			XX/XX/XXXXCleared- The documentation provided is sufficient to resolve the finding.
XXXXXXX	435171869	XXXXXXX	Nations Direct NonQM Securitization	Compliance	Disclosures	Active	2: Acceptable with Warnings	Y3ET25VEEY2-OMJP9SOP	Missing TRID RESPA Disclosures	* Missing TRID RESPA Disclosures (Lvl 2)	The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.	XX/XX/XXXX CD issuedXX/XX/XXXX, COC with change date of XX/XX/XXXX, Non-QM Disclosureand E-consent dosclosure were provided
XXXXXXX	435171869	XXXXXXX	Nations Direct NonQM Securitization	Compliance	Compliance	Resolved	Resolved	Y3ET25VEEY2-DADZZYZO	Missing evidence of TRID Disclosure Delivery	* Missing evidence of TRID Disclosure Delivery (Lvl R)	This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The earliest CD provided was issuedXX/XX/XXXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, the E-consent is required as well.	XX/XX/XXXX Initial CD provided.	XX/XX/XXXX cleared. Initial CD provided.	XX/XX/XXXX cleared. Initial CD provided.
XXXXXXX	435171990	XXXXXXX	Royal Pacific NonQM Securitization	Compliance	Compliance	Resolved	Resolved	4Z0DYHQIZZD-AJUUGN04	ComplianceEase TRID Tolerance Test Failed	* ComplianceEase TRID Tolerance Test Failed (Lvl R)	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase/addition to the following fees on XX/XX/XXXXwas not accepted because a valid change of circumstance was not provided: Appraisal and Credit Report Fees. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).	XX/XX/XXXX Lender provided valid COC.	XX/XX/XXXX Cleared- The documentation provided is sufficient to resolve the finding.	XX/XX/XXXX Cleared- The documentation provided is sufficient to resolve the finding.
XXXXXXX	435171993	XXXXXXX	Royal Pacific NonQM Securitization	Compliance	Compliance	Resolved	Resolved	GVL1ODNFFZR-AJUUGN04	ComplianceEase TRID Tolerance Test Failed	* ComplianceEase TRID Tolerance Test Failed (Lvl R)	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase/addition to the following fees on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Transfer Taxes. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).	XX/XX/XXXX Lender provided valid COC	XX/XX/XXXX Cleared- The documentation provided is sufficient to resolve the finding.	XX/XX/XXXX Cleared- The documentation provided is sufficient to resolve the finding.
XXXXXXX	435171995	XXXXXXX	Royal Pacific NonQM Securitization	Credit	Income	Resolved	Resolved	41J4HGDA54Q-7ZU2HIM5	Missing sufficient employment documentation (ATR)	* Missing sufficient employment documentation (ATR) (Lvl R)	Loan file missing evidence borrower business register with the State of CA. Employer profile report indicates No Business Profile information found for "XXX."	XX/XX/XXXX Lender provided CA Secretary of State Electronic Filing of valid Business	XX/XX/XXXX Exception resolved	XX/XX/XXXX Exception resolved
XXXXXXX	435171996	XXXXXXX	Royal Pacific NonQM Securitization	Compliance	Compliance	Active	2: Acceptable with Warnings	CWNF5GIPDPU-6GQKZFG1	ComplianceEase HOEPA Test Failed	* ComplianceEase HOEPA Test Failed (Lvl 2)	The loan failed the higher-priced mortgage loan (HPML) required escrow account test because it does not collect reserves for the following: Homeowners Insurance, Property Taxes.	XX/XX/XXXX Updated CD reflecting impound account provided.	XX/XX/XXXX cleared (grade 1). Updated CD reflecting impound account provided. HPML are aceptable per guidelines.	XX/XX/XXXX cleared (grade 1). Updated CD reflecting impound account provided. HPML are aceptable per guidelines.
XXXXXXX	435172008	XXXXXXX	Royal Pacific NonQM Securitization	Valuation	ValuationWaterfall	Resolved	Resolved	ZGGYHBMJLDW-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Pg. 56 Guidelines Appraisal Requirement for Loan amount less than $XXX One full Appraisal required, CDA score equal to 2.5. If CU Score exceeds 2.5. Supporting value must be provided. Pg. 3 Property Verify Report dated XX/XX/XXXX provided support value with less than 5% variance.			XX/XX/XXXX Cleared- Supporting CDA provided
XXXXXXX	435172008	XXXXXXX	Royal Pacific NonQM Securitization	Compliance	Disclosures	Resolved	Resolved	ZGGYHBMJLDW-OMJP9SOP	Missing TRID RESPA Disclosures	* Missing TRID RESPA Disclosures (Lvl R)	The Service Provider List, issued on XX/XX/XXXX, is inaccurate. The following is missing from the disclosure: provider information for "Archive" fee and "Wire In / Wire Out" fee. Per Regulation Z, if the creditor permits a consumer to shop for a settlement service, the creditor must identify at least one provider of that service on the Service Provider List. The list must also contain sufficient information for the consumer to contact a provider for each required settlement service for which the consumer can shop. In addition, the document must state that the consumer may choose a different provider. Note: Failure to provide a service provider for a shoppable service on the Service Provider List is treated as not allowing the borrower to shop for that service. As a result, charged shoppable fees will be included in the 10% tolerance bucket.	XX/XX/XXXX XXX Both mentioned fees are payable to the escrow company per the Post Consummation CD provided, please waive this condition.	XX/XX/XXXX Cleared. The documentation provided is sufficient to resolve the finding.	XX/XX/XXXX Cleared. The documentation provided is sufficient to resolve the finding.
XXXXXXX	435172011	XXXXXXX	Royal Pacific DSCR Securitization	Credit	Credit	Resolved	Resolved	YKCGWB4SVBE-JE421Y2Y	Borrower(s) Hazard Insurance Requirements (Fail)	* Borrower(s) Hazard Insurance Requirements (Fail) (Lvl R)	1. The loan file was missing final Hazard Insurance Coverage documentation. The loan closed on an Agent's Binder without a policy number, page Credit-123. Provide the Hazard Insurance Policy or Declarations Page from XXXfor review.			XX/XX/XXXX Cleared- The documentation provided is sufficient to resolve the finding.
XXXXXXX	435172014	XXXXXXX	Royal Pacific DSCR Securitization	Valuation	Property	Active	2: Acceptable with Warnings	SEKF3FAT3QB-FSPW8MVQ	Property Issues indicated	* Property Issues indicated (Lvl 2)	Subject Property includes at least one Section 8 Unit, and is subject to rent control per tenant documents in file, pages 142 & 151.